Basis of Presentation and Use of Estimates	12 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
(1) Basis of Presentation and Use of Estimates

The financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions are eliminated. The Company has no material equity method investments or variable interests.

The financial statements and related footnote disclosures within this document do not include the potential future impact of the proposed spin-off transaction, if consummated. The effect of the proposed spin-off transaction could significantly change and materially impact future disclosures, accounting positions, results of operations, balance sheet and cash flow positions. See Note 3 of the Notes to Consolidated Financial Statements.

Preparation of the financial statements in conformity with generally accepted accounting principles in the U.S. (GAAP) requires Energizer Holdings, Inc. and its subsidiaries (the Company) to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses. On an ongoing basis, the Company evaluates its estimates, including those related to customer promotional programs and incentives, product returns, bad debts, the carrying value of inventories, intangible and other long-lived assets, income taxes, pensions and other postretirement benefits, share-based compensation, contingencies and acquisitions. Actual results could differ materially from those estimates. However, in regard to periodic impairment testing of goodwill and indefinite-lived intangible assets, significant deterioration in future cash flow projections, changes in discount rates used in discounted cash flow models or changes in other assumptions used in estimating fair values, versus those anticipated at the time of the initial acquisition as well as subsequent estimated valuations, could result in impairment charges that may materially affect the financial statements in a given year.